Taxation - Schedule of Reconciliation of Income Tax Expense Benefit (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Income before tax	$ 1,220	$ 372
Income before tax multiplied by the standard rate of Canadian corporate tax of 26.5%	323	99
Income taxes recorded at rates different from the Canadian tax rate	(167)	(159)
Tax losses for which no benefit is recognized	1	1
Reorganization of certain foreign affiliate operations		(1,197)
Net non-deductible foreign exchange and other losses	6	42
Impact of disposals of businesses		(66)
Tax on reversal of statutory intercompany investment impairments	905
Recognition of tax losses that arose in prior years due to statutory intercompany investment impairments	(905)
Provision for uncertain tax provisions	10	(46)
Derecognition of tax losses that arose in prior years		88
Recognition of tax losses that arose in prior years	(138)	(29)
U.S. base erosion minimum tax	43	7
Impact of tax law changes		52
Research and development credits	(12)	(6)
Other adjustments related to prior years	(6)	3
Withholding taxes	6	3
Other differences	5	10
Total tax expense (benefit)	$ 71	$ (1,198)